Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Equity	Equity
The following table presents our share repurchase programs approved by our Board of Directors from January 1, 2023 through June 30, 2023:

Program approval date	Program end date	Authorized amount	Program completion date
March 2023	September 30, 2023	$500,000	March 13, 2023
April 2023	September 30, 2023	500,000	Not yet completed
On March 13, 2023, we repurchased an aggregate of 8,788,890 of our ordinary shares from General Electric (“GE”) under our share repurchase program at a price of $56.89 per ordinary share.
On March 13, 2023, we announced the completion of an underwritten secondary offering (the “Secondary Offering”) of 23,000,000 AerCap ordinary shares by GE at a price to the public of $58.50 per ordinary share.
During the three months ended June 30, 2023, we repurchased an aggregate of 5,057,892 of our ordinary shares under our share repurchase program at an average price of $58.54 per ordinary share, including the repurchase of 1,512,926 of our ordinary shares from GE.
Between July 1, 2023 and July 28, 2023, we repurchased an aggregate of 956,824 of our ordinary shares under our share repurchase program at an average price of $63.85 per ordinary share.
In July 2023, our Board of Directors approved a new share repurchase program authorizing total repurchases of up to $500 million of AerCap ordinary shares through December 31, 2023. Refer to Note 27—Subsequent events for further details.